Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025
Recoverable Taxes [Abstract]
Opening balance	R$ 1,581,961	R$ 1,581,961
Addition	(316,741)	(374,166)
Reversal	186,014	181,014
Write-off	R$ 1,201
Closing balance		R$ 1,775,113